CONCENTRATION OF RISK (Details Narrative) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Risks and Uncertainties [Abstract]
Deposits perecentage	100.00%	80.00%
FDIC insured amount	$ 250,000
Crypto assets	$ 214,993,000	$ 401,963,000